PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross		$ 195,738	$ 28,000
Less: Accumulated Depreciation		(41,241)	(3,094)
Property and equipment, net	215,839	154,497	24,906
Equipment
Gross		81,206
Computers and Electronic Equipment
Gross		18,863
Vehicles
Gross		$ 95,669	$ 28,000